SCUDDER
                                                                     INVESTMENTS


Sector Funds

Scudder Health Care Fund

Supplement to Prospectus Dated December 29 2000 as revised June 25, 2001


Scudder Technology Fund
formerly Kemper Technology Fund

Supplement to Prospectus Dated February 1, 2001 as revised June 25, 2001

CLASS I SHARES
--------------------------------------------------------------------------------

Scudder Health Care Fund currently offers six classes of shares and Scudder Technology Fund currently offers four classes of shares to provide investors with different purchasing options. Each fund offers Class A, Class B and Class C shares, which are described in the funds' prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, Scudder Health Care Fund offers Class AARP and Class S shares which are described in the fund's prospectus dated October 1, 2000. When placing purchase orders, investors must specify for which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Zurich Scudder Investments, Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; (5) policy holders under Zurich-American Insurance Group's collateral investment program investing at least $200,000 in a fund; and (6) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only from Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how Scudder Technology Fund's Class I shares' returns over different periods average out. For context, the table has broad-based market indices (which, unlike the fund, do not have any fees or expenses). All figures on this page assume reinvestment of dividends and distributions. As always, past performance is no guarantee of future results. Because there are no Class I shares of Scudder Health Care Fund issued as of the date of this supplement, there is no financial data for these shares.

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2000
--------------------------------------------------------------------------------
                                                                      Since
                                        1 Year        5 Years        Inception
--------------------------------------------------------------------------------
Scudder Technology Fund                 -23.96          24.97        24.65*

Index 1                                  -9.10          18.33        19.42**

Index 2                                 -22.42          18.15        19.18**

Index 3                                 -35.35          26.96        25.60**
--------------------------------------------------------------------------------

*   Since 7/3/1995.

**  Index comparison begins 6/30/1995.

Index 1: Standard & Poor's 500 Composite Stock Price Index (S&P 500), an unmanaged capitalization-weighted index that includes 500 large-cap U.S. stocks.

Index 2: Russell 1000 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 1000 Index.

Index 3: Hambrecht & Quist Index, an unmanaged index composed of approximately 275 technology stocks, including companies from five technology groups: computer hardware, computer software, communications, semiconductors and information services.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

Shareholder Fees, paid directly from your investment.



                                   Maximum
                                  Contingent    Maximum
                      Maximum      Deferred      Sales
                   Sales Charge     Sales       Charge
                     (Load)        Charge       (Load)
                    Imposed on     (Load)      Imposed on
                    Purchases(%     (% of      Reinvested
                   of offering    redemption  Dividends/    Redemption  Exchange
                      price)      proceeds)   Distributions    Fee         Fee
--------------------------------------------------------------------------------
Scudder Health
Care Fund             None          None        None         None        None
--------------------------------------------------------------------------------
Scudder
Technology Fund       None          None        None         None        None
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets.



                                                                         Total
                                                                        Annual
                                               Distribution/             Fund
                                Management       Service     Other    Operating
                                    Fee        (12b-1) Fees Expenses*  Expenses
--------------------------------------------------------------------------------
Scudder Health Care Fund**         0.85%         None        0.10%        0.95%
--------------------------------------------------------------------------------
Scudder Technology Fund            0.52          None        0.10         0.62
--------------------------------------------------------------------------------

* Includes a fixed rate administrative fee of 0.10%.

** Estimated for Scudder Health Care Fund since no Class I shares of this fund were issued as of its fiscal year end.

Information in the table has been restated to reflect a new fixed rate administrative fee for each fund.

Example

Based on the costs above, this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

                                        1 Year    3 Years    5 Years   10 Years
 -------------------------------------------------------------------------------
 Scudder Health Care Fund                  $97      $303       $526    $1,166
 -------------------------------------------------------------------------------
 Scudder Technology Fund                    63       199        346       774
 -------------------------------------------------------------------------------

Financial Highlights

Because there are no Class I shares of Scudder Health Care Fund issued as of the date of this supplement, there is no financial data for these shares.

Scudder Technology Fund -- Class I

--------------------------------------------------------------------------------
Years ended October 31,           2000      1999      1998      1997      1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of year                         $21.54    $11.86    $13.19    $13.20    $14.64
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income
  (loss) (a)                        --      (.02)     (.02)     (.04)     (.07)
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions        10.07     10.77       .83      2.14       .76
--------------------------------------------------------------------------------
  Total from investment
  operations                     10.07     10.75       .81      2.10       .69
--------------------------------------------------------------------------------
  Less distributions from:
  Net realized gain on
  investment transactions        (1.94)    (1.07)    (2.14)    (2.11)    (2.13)
--------------------------------------------------------------------------------
Net asset value, end of year    $29.67    $21.54    $11.86    $13.19    $13.20
--------------------------------------------------------------------------------
Total return (%)                 47.62     95.39      8.44     17.23      8.06
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in thousands)                58,992    34,086    19,389    20,004    17,834
--------------------------------------------------------------------------------
Ratio of expense before
expense reductions (%)             .70       .65       .67       .74       .76
--------------------------------------------------------------------------------
Ratio of expense after
expense reductions (%)             .69       .64       .67       .74       .76
--------------------------------------------------------------------------------
Ratio of net investment
income (loss) (%)                 (.01)     (.09)     (.12)     (.27)     (.49)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         59        59       146       192       121
--------------------------------------------------------------------------------

(a)      Based on monthly average shares outstanding during the period.

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Zurich Money Funds -- Zurich Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Zurich Money Funds -- Zurich Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.

June 25, 2001